Investment Securities Measured at Fair Value on Recurring Basis (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 179,745,130	$ 398,176,402
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	176,872,407	395,410,199
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,872,723	2,766,203
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	179,745,130	398,176,402
Fair Value, Measurements, Recurring | Obligations of U.S. Government agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	75,961,075	282,816,400
Fair Value, Measurements, Recurring | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	13,326,834	17,166,394
Fair Value, Measurements, Recurring | State, county and municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	87,584,498	95,427,405
Fair Value, Measurements, Recurring | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,872,723	2,766,203
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	176,872,407	395,410,199
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Obligations of U.S. Government agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	75,961,075	282,816,400
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	13,326,834	17,166,394
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | State, county and municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	87,584,498	95,427,405
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,872,723	2,766,203
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 2,872,723	$ 2,766,203